Annual Total Returns[BarChart] - DWS ESG Global Bond Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.97%)	8.33%	(2.57%)	0.18%	(1.70%)	3.16%	6.60%	(3.28%)	9.02%	5.35%